John Hancock
Global Environmental Opportunities Fund
Quarterly portfolio holdings 7/31/2023

Fund’s investments
As of 7-31-23 (unaudited)
	Shares	Value
Common stocks 96.4%		$29,505,386
(Cost $25,885,927)
Canada 6.6%		2,015,835
Waste Connections, Inc.	6,000	847,020
West Fraser Timber Company, Ltd.	6,368	536,522
WSP Global, Inc.	4,590	632,293
Denmark 1.3%		394,198
Orsted A/S (A)	4,530	394,198
Finland 1.6%		505,795
Stora Enso OYJ, R Shares	41,258	505,795
France 7.1%		2,158,481
Dassault Systemes SE	13,437	574,282
Legrand SA	6,694	671,108
Schneider Electric SE	5,119	913,091
Germany 4.6%		1,396,739
Infineon Technologies AG	20,456	898,749
Symrise AG	4,559	497,990
Ireland 5.1%		1,564,504
Aptiv PLC (B)	3,597	393,836
Smurfit Kappa Group PLC	12,352	488,783
Trane Technologies PLC	3,419	681,885
Israel 1.4%		418,933
SolarEdge Technologies, Inc. (B)	1,735	418,933
Japan 3.9%		1,200,177
Keyence Corp.	1,100	493,616
Shimano, Inc.	1,800	271,309
Tokyo Electron, Ltd.	2,900	435,252
Netherlands 2.7%		823,713
ASML Holding NV	1,150	823,713
Sweden 1.2%		365,678
Hexagon AB, B Shares	37,715	365,678
Switzerland 2.5%		780,997
Givaudan SA	95	320,670
SIG Group AG (B)	17,219	460,327
United States 58.4%		17,880,336
AECOM	10,081	877,047
Agilent Technologies, Inc.	7,542	918,389
American Water Works Company, Inc.	7,538	1,111,329
ANSYS, Inc. (B)	3,299	1,128,588
Applied Materials, Inc.	6,877	1,042,484
Autodesk, Inc. (B)	2,415	511,956
Cadence Design Systems, Inc. (B)	4,157	972,780
Carrier Global Corp.	6,340	377,547
Danaher Corp.	2,141	546,083
Eaton Corp. PLC	5,078	1,042,615
Equinix, Inc.	641	519,159
Johnson Controls International PLC	7,947	552,714
ON Semiconductor Corp. (B)	7,324	789,161
2	JOHN HANCOCK GLOBAL ENVIRONMENTAL OPPORTUNITIES FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Shares	Value
United States (continued)
PTC, Inc. (B)	5,504	$802,538
Republic Services, Inc.	7,931	1,198,453
Synopsys, Inc. (B)	2,360	1,066,248
Tetra Tech, Inc.	5,850	989,879
Thermo Fisher Scientific, Inc.	1,249	685,276
Waste Management, Inc.	4,064	665,643
Westrock Company	18,281	608,574
Weyerhaeuser Company	15,615	531,847
Xylem, Inc.	8,355	942,026

Total investments (Cost $25,885,927) 96.4%	$29,505,386
Other assets and liabilities, net 3.6%	1,090,754
Total net assets 100.0%	$30,596,140

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.
Security Abbreviations and Legend
(A)	These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration.
(B)	Non-income producing security.
The fund had the following sector composition as a percentage of net assets on 7-31-23:
Industrials	34.0%
Information technology	33.7%
Materials	11.2%
Health care	7.0%
Utilities	4.9%
Real estate	3.4%
Consumer discretionary	2.2%
Other assets and liabilities, net	3.6%
TOTAL	100.0%
SEE NOTES TO FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK GLOBAL ENVIRONMENTAL OPPORTUNITIES FUND	3

Notes to Fund’s investments (unaudited)
Security valuation. Investments are stated at value as of the scheduled close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. In case of emergency or other disruption resulting in the NYSE not opening for trading or the NYSE closing at a time other than the regularly scheduled close, the net asset value (NAV) may be determined as of the regularly scheduled close of the NYSE pursuant to the Advisor’s Valuation Policies and Procedures.
In order to value the securities, the fund uses the following valuation techniques: Equity securities, including exchange-traded or closed-end funds, are typically valued at the last sale price or official closing price on the exchange or principal market where the security trades. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price. Foreign securities and currencies are valued in U.S. dollars based on foreign currency exchange rates supplied by an independent pricing vendor.
In certain instances, the Pricing Committee of the Advisor may determine to value equity securities using prices obtained from another exchange or market if trading on the exchange or market on which prices are typically obtained did not open for trading as scheduled, or if trading closed earlier than scheduled, and trading occurred as normal on another exchange or market.
Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the Pricing Committee following procedures established by the Advisor and adopted by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed. Trading in foreign securities may be completed before the scheduled daily close of trading on the NYSE. Significant events at the issuer or market level may affect the values of securities between the time when the valuation of the securities is generally determined and the close of the NYSE. If a significant event occurs, these securities may be fair valued, as determined in good faith by the Pricing Committee, following procedures established by the Advisor and adopted by the Board of Trustees. The Advisor uses fair value adjustment factors provided by an independent pricing vendor to value certain foreign securities in order to adjust for events that may occur between the close of foreign exchanges or markets and the close of the NYSE.
The fund uses a three tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities, including registered investment companies. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the Advisor’s assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.
The following is a summary of the values by input classification of the fund’s investments as of July 31, 2023, by major security category or type:
	Total value at 7-31-23	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs

Investments in securities:
Assets
Common stocks
Canada	$2,015,835	$2,015,835	—	—
Denmark	394,198	—	$394,198	—
Finland	505,795	—	505,795	—
France	2,158,481	—	2,158,481	—
Germany	1,396,739	—	1,396,739	—
Ireland	1,564,504	1,075,721	488,783	—
Israel	418,933	418,933	—	—
Japan	1,200,177	—	1,200,177	—
Netherlands	823,713	—	823,713	—
Sweden	365,678	—	365,678	—
Switzerland	780,997	—	780,997	—
United States	17,880,336	17,880,336	—	—
Total investments in securities	$29,505,386	$21,390,825	$8,114,561	—
For additional information on the fund’s significant accounting policies and risks, please refer to the fund’s most recent semiannual or annual shareholder report and prospectus.
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